Long-Term Debt (Narrative) (FY) (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 20, 2019	Apr. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Credit facility amount outstanding				$ 0		$ 0
Office [Member]
Debt Instrument [Line Items]
Term of contract			39 months	39 months
Lease renewal term			12 months	36 months
Lease expiration date				Aug. 31, 2020
Prosperity Bank [Member]
Debt Instrument [Line Items]
Rate above prime	0.50%	0.50%
Interest rate	5.25%	3.75%	3.75%	5.25%
Credit facility maximum borrowing capacity	$ 50,000,000			$ 1,970,000	$ 1,970,000
Credit facility current borrowing capacity	$ 1,970,000	$ 3,100,000	$ 3,100,000	4,000,000	$ 4,000,000
Credit facility amount outstanding			0	0
Prosperity Bank [Member] | Loans And Letters Of Credit [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 50,000,000	$ 50,000,000
Maximum [Member]
Debt Instrument [Line Items]
Borrowing rate				6.50%		6.50%
Maximum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract			36 months	36 months
Maximum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Funded debt to EBITDA			3.5	3.5
Minimum [Member]
Debt Instrument [Line Items]
Borrowing rate				5.00%		5.00%
Minimum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract			18 months	18 months
Minimum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Current ratio			1	1
Interest coverage			3.0	3.0